Cash and cash equivalents (Tables)	3 Months Ended
Mar. 31, 2020
Cash and cash equivalents
Schedule of cash and cash equivalents

	As of	As of
	December 31,	March 31,
	2019	2020
Correspondent accounts with Central Bank of Russia (CBR)	3,261	8,167
Cash with banks and on hand	7,317	6,395
Short-term CBR deposits	30,500	10,000
Other short-term bank deposits	1,025	7,680
Less: Allowance for ECL	(2)	(2)
Total cash and cash equivalents	42,101	32,240